111 Huntington Ave., Boston, Massachusetts 02199-7632

Phone 617-954-5000

June 9, 2021

VIA EDGAR

United States Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:                             MFS® Series Trust XII (the “Trust”), (File Nos. 333-126328 and 811-21780) on behalf of MFS® Lifetime® 2065 Fund (the “Fund”); Post-Effective Amendment No. 68 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing by pursuant to (1) the Securities Act of 1933, as amended, and Rule 485(a) thereunder, (2) the Investment Company Act of 1940, as amended, and (3) Regulation S-T, please find Post-Effective Amendment No. 68 to the Registration Statement of the Trust (the “Amendment”), marked to indicate all changes from Post-Effective Amendment No. 67 to the above-captioned Registration Statement, except in the case of the Prospectus, which has not been marked.

This Amendment is being filed in order to register the Fund as a series of the Trust and accordingly, the anticipated effective date is August 27, 2021.

Please note that the references “TBU in 485(b)”, “TBD in 485(b)”, and “report does not exist”, which appear in the Prospectus and the Statement of Additional Information, will be replaced with the appropriate required information in the 485(b) filing.

If possible, we would appreciate receiving comments by Monday, July 26, 2021, in order to meet our clearing and printing schedule.

If you have any questions concerning the foregoing, please call Nick Pirrotta at (617) 954-5846 or the undersigned at (617) 954-4384.

Sincerely,

AMANDA S. MOORADIAN
Amanda S. Mooradian
Assistant Vice President and Senior Counsel

ASM/mjy

Enclosures